Investment income	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Investment income
5.	Investment income

	YTD	YTD
EUR millions	2022	2021

Interest income	2,705	2,599

Dividend income	1,164	1,086

Rental income	60	49
Total investment income	3,930	3,734

Investment income related to general account	2,499	2,388

Investment income for account of policyholders	1,431	1,346

Total	3,930	3,734